Financial Risk Management Objectives and Policies - Schedule of Market Equity Index (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Equity Price Risk [Line Items]
Market equity index	19,311	15,011
Top of range [member]
Schedule of Equity Price Risk [Line Items]
stock exchange index	20,205	15,150
Bottom of range [member]
Schedule of Equity Price Risk [Line Items]
stock exchange index	14,478	10,265